Expense Example {- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-07 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Retail Class	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014